Organization and nature of business (Details Narrative) - IPO [Member]	Feb. 16, 2024 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares | shares	1,250,000
Public offering price | $ / shares	$ 4.00